Mineral Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Mineral Property, Plant, and Equipment
Details of the Mineral Property, Plant, and Equipment are as follows:
Net Book Value	NorthMet	Other fixed assets	Total
Balance at January 31, 2017	$364,793	$120	$364,913
Additions	39,474	32	39,506
Disposals (Note 5)	(2,789)	-	(2,789)
Changes to rehabilitation provision (Note 6)	(6,363)	-	(6,363)
Amortization	-	(62)	(62)
Balance at December 31, 2017	395,115	90	395,205
Adoption of IFRS 16 (Note 2)	-	211	211
Balance at January 1, 2018	395,115	301	395,416
Additions	41,710	87	41,797
Changes to environmental rehabilitation provision (Note 6)	(3,478)	-	(3,478)
Amortization and Depreciation	-	(187)	(187)
Balance at December 31, 2018	$433,347	$201	$433,548

NorthMet	December 31, 2018	December 31, 2017
Mineral property acquisition and interest costs	$112,002	$86,863
Mine plan and development	48,383	50,250
Environmental	133,638	122,396
Consulting and wages	55,076	52,965
Reclamation and remediation (Note 6)	56,811	60,289
Site activities	26,488	21,403
Mine equipment	949	949
Total	$433,347	$395,115